32 Operating Costs and Expenses (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating costs and expenses [line items]
Third-party services expense	R$ 613,121	R$ 572,227	R$ 521,515
Maintenance Of Electrical System [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	164,572	144,211	135,265
Communication Processing And Transmission Of Data [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	115,037	115,397	94,230
Maintenance Of Facilities [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	105,586	91,872	95,176
Consumer Service [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	55,632	34,502	29,789
Meter Reading And Bill Delivery [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	45,515	43,968	49,647
Consulting And Audit [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	21,016	41,615	21,589
Other Services [Member]
Disclosure of operating costs and expenses [line items]
Third-party services expense	R$ 105,763	R$ 100,662	R$ 95,819